SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11.  SHARE-BASED COMPENSATION

In April 2009, the Company adopted a share option plan (“2009 Option Plan”), which provided for the issuance of up to 5,000,000 common shares. The total number of common shares reserved under the 2009 Option Plan was increased to 10,000,000 in December 2011. Issuances from this plan ceased in 2015.

In November 2015, the Company adopted a share incentive plan (“2015 Plan”). Under the 2015 Plan, share-based awards such as share options, restricted shares, restricted share units, dividend equivalent rights, share appreciation rights and share payments may be granted. The 2015 Plan has a term of ten years. The maximum aggregate number of common shares which may be issued pursuant to all share-based awards under the 2015 Plan is (i) 10,000,000, and (ii) an automatic increase on January 1, 2019, January 1, 2022 and January 1, 2025 by that number of common shares representing 5% of the then total issued and outstanding common shares of the Company on an as-converted fully diluted basis as of December 31 of the respective preceding year.

Under the share option and incentive plans, the directors may, at their discretion, grant share-based awards to any senior executives, directors, employees or consultants of the Group. As of December 31, 2020, the only share-based awards that have been granted under the plans are share options to purchase the Company’s common shares. The share options are granted at the fair market value of the common shares at the date of grant, vest over a period of four years and expire six years from the date of grant.

11.  SHARE-BASED COMPENSATION (Continued)

The following table summarizes the Company’s share option activity for the years ended December 31, 2018, 2019 and 2020:

				Weighted
		Weighted		average
		average		remaining	Aggregate
	Number	exercise		contractual	intrinsic value
	of shares	price		life (years)	(thousands)
Outstanding at December 31, 2017	4,806,982	US$	38.17	3.83	US$	109,017
Granted	1,320,672	US$	73.46
Exercised	(752,814)	US$	29.71
Forfeited	(55,850)	US$	35.72

Outstanding at December 31, 2018	5,318,990	US$	48.16	3.76	US$	90,526
Granted	1,169,728	US$	69.46
Exercised	(1,172,210)	US$	35.03
Forfeited	(53,557)	US$	62.65
Outstanding at December 31, 2019	5,262,951	US$	55.67	3.76	US$	153,857

Granted	1,177,888	US$	67.96
Exercised	(621,969)	US$	37.27
Forfeited	(68,900)	US$	66.63
Outstanding at December 31, 2020	5,749,970	US$	60.04	3.57	US$	61,468
Vested and expected to vest at December 31, 2020	5,497,397	US$	59.65	3.51	US$	60,980
Exercisable at December 31, 2020	3,187,958	US$	53.11	2.57	US$	56,352

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day and the exercise price for in-the-money options of the respective year.

The total intrinsic value of options exercised for the years ended December 31, 2018, 2019 and 2020 was RMB280,679, RMB333,261 and RMB131,962 (US$20,224), respectively.

As of December 31, 2020, there was RMB358,053 (US$54,874) of unrecognized share-based compensation cost related to non-vested share options. That deferred cost is expected to be recognized over a weighted average vesting period of 2.86 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different from the expectation. For the year ended December 31, 2020, total cash received from the exercise of share options amounted to RMB161,133 (US$24,695).

11.  SHARE-BASED COMPENSATION (Continued)

A summary of non-vested share option activity for the years ended December 31, 2018, 2019 and 2020 is presented below:

		Weighted
		average
		grant-date
	Number	fair value
	of shares	(per share)
Non-vested at December 31, 2017	2,570,297	US$	12.86

Granted	1,320,672	US$	21.53
Vested	(1,132,050)	US$	12.51
Forfeited	(55,850)	US$	10.83

Non-vested at December 31, 2018	2,703,069	US$	17.29

Granted	1,169,728	US$	22.12
Vested	(1,182,589)	US$	15.99
Forfeited	(53,557)	US$	18.16

Non-vested at December 31, 2019	2,636,651	US$	20.00
Granted	1,177,888	US$	21.78
Vested	(1,183,627)	US$	18.70
Forfeited	(68,900)	US$	19.85
Non-vested at December 31, 2020	2,562,012	US$	21.42
Expected to vest at December 31, 2020	2,309,439	US$	21.41

There were no capitalized share-based compensation costs for the years ended December 31, 2018, 2019 and 2020. Share-based compensation expense with respect to the share option plans recognized during the years ended December 31, 2018, 2019 and 2020, totaled RMB100,183, RMB125,854 and RMB143,556 (US$22,001), respectively. The total fair value of share options vested during the years ended December 31, 2018, 2019 and 2020 was RMB97,364, RMB131,641 and RMB144,457 (US$22,139), respectively.

Share-Based Compensation of Subsidiary

Lagou has adopted a 2014 Stock Option Plan, a 2016 Stock Option Plan and a 2018 Stock Option Plan (collectively, the "Lagou Stock Option Plans"), which permit the granting of stock options and/or stock purchase rights of Lagou to employees, directors and consultants. Share-based compensation expense with respect to the Lagou Stock Option Plans recognized during the years ended December 31, 2018, 2019 and 2020 was RMB4,782, RMB295 and RMB250 (US$38), respectively. As of December 31, 2020, the unrecognized share-based compensation expense related to the Lagou Stock Option Plans was RMB1,442 (US$221). This amount is expected to be recognized over a weighted average period of 3.17 years.